Fees and Expenses	Jun. 30, 2025
Allspring California Limited-Term Tax-Free fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.46%
Total Annual Fund Operating Expenses	0.86%
Fee Waivers	(0.06)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$280	$463	$661	$1,234

Allspring California Tax-Free Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.40%	0.40%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.43%	0.43%
Total Annual Fund Operating Expenses	0.83%	1.58%
Fee Waivers	(0.08)%	(0.08)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.75%	1.50%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and at 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$523	$695	$882	$1,422
Class C	$253	$491	$853	$1,872
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$153	$491	$853	$1,872

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Expense Example, No Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$523	$695	$882	$1,422
Class C	$253	$491	$853	$1,872
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$153	$491	$853	$1,872

Allspring High Yield Municipal Bond Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.50%	0.50%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.51%	0.51%
Total Annual Fund Operating Expenses	1.01%	1.76%
Fee Waivers	(0.21)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.80%	1.55%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.80% for Class A and at 1.55% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$528	$737	$963	$1,612
Class C	$258	$534	$935	$2,056
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$158	$534	$935	$2,056

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Expense Example, No Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$528	$737	$963	$1,612
Class C	$258	$534	$935	$2,056
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$158	$534	$935	$2,056

Allspring Intermediate Tax/AMT-Free Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.39%	0.39%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	0.81%	1.56%
Fee Waivers	(0.15)%	(0.15)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.66%	1.41%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.66% for Class A and at 1.41% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$365	$521	$707	$1,244
Class C	$244	$462	$821	$1,830
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$144	$462	$821	$1,830

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Expense Example, No Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$365	$521	$707	$1,244
Class C	$244	$462	$821	$1,830
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$144	$462	$821	$1,830

Allspring Minnesota Tax-Free Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.40%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Distribution (12b-1) Fees	0.00%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	0.90%
Fee Waivers	(0.07)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.83%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.83% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$531	$710	$913	$1,495

Allspring Municipal Bond Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.33%	0.33%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.40%	0.40%
Total Annual Fund Operating Expenses	0.73%	1.48%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.73%	1.48%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.75% for Class A and at 1.50% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$521	$673	$838	$1,316
Class C	$251	$468	$808	$1,768
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$151	$468	$808	$1,768

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Expense Example, No Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$521	$673	$838	$1,316
Class C	$251	$468	$808	$1,768
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$151	$468	$808	$1,768

Allspring Pennsylvania Tax-Free Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.56%
Total Annual Fund Operating Expenses	0.96%
Fee Waivers	(0.22)%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.74%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.74% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$522	$721	$937	$1,556

Allspring Short-Term Municipal Bond Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.34%	0.34%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	0.75%	1.50%
Fee Waivers	(0.12)%	(0.12)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.63%	1.38%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.63% for Class A and at 1.38% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$263	$423	$597	$1,101
Class C	$240	$462	$807	$1,780
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$140	$462	$807	$1,780

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Expense Example, No Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$263	$423	$597	$1,101
Class C	$240	$462	$807	$1,780
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$140	$462	$807	$1,780

Allspring Strategic Municipal Bond Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	C
Management Fees	0.37%	0.37%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.41%	0.41%
Total Annual Fund Operating Expenses	0.78%	1.53%
Fee Waivers	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.78%	1.53%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2027, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.78% for Class A and at 1.53% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$476	$639	$816	$1,327
Class C	$256	$483	$834	$1,824
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$156	$483	$834	$1,824

Expense Example, No Redemption, By Year, Caption [Text]	ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:
Expense Example, No Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$476	$639	$816	$1,327
Class C	$256	$483	$834	$1,824
ASSUMING YOU HELD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class C	$156	$483	$834	$1,824

Allspring Ultra Short-Term Municipal Income Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	A	A2
Management Fees	0.25%	0.25%
Distribution (12b-1) Fees	0.00%	0.00%
Other Expenses	0.42%	0.32%
Total Annual Fund Operating Expenses	0.67%	0.57%
Fee Waivers	(0.17)%	(0.17)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.50%	0.40%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.50% for Class A and at 0.40% for Class A2. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$250	$393	$549	$1,002
Class A2	$41	$166	$301	$697

Allspring Wisconsin Tax-Free Fund
Prospectus [Line Items]
Expenses Restated to Reflect Current [Text]	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
A
Management Fees	0.40%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	0.93%
Fee Waivers	(0.23)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	0.70%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through October 31, 2026, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waiver at 0.70% for Class A. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Expense Example by, Year, Caption [Text]	ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:
Expense Example, With Redemption [Table]

ASSUMING YOU SOLD YOUR SHARES, YOU WOULD PAY:	AFTER 1 YEAR	AFTER 3 YEARS	AFTER 5 YEARS	AFTER 10 YEARS
Class A	$518	$711	$920	$1,521